Schedule Of Reconciliation Of Statutory Federal Income Tax Rate And Effective Income Tax Rate (Details)	3 Months Ended				12 Months Ended
	Mar. 31, 2025		Mar. 31, 2024		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Income Tax Disclosure [Abstract]
Federal statutory tax rate	21.00%		21.00%		21.00%		21.00%		21.00%
Effect of state of Florida tax	7.30%		6.80%		5.50%		11.50%		5.60%
Effect of state of Nevada tax	6.90%	[1]	4.90%	[1]	(38.50%)	[2]	22.40%	[2]	0.00%	[2]
Effect of British Virgin Islands tax	0.00%		0.00%		0.00%		0.00%		0.00%
Permanent difference					(0.90%)		0.40%		0.10%
Effect of deferred tax assets for prior years NOLs recognized in the current year at Federal statutory tax rate					0.00%		(86.60%)		0.00%
Effect of deferred tax assets for prior years NOLs recognized in the current year at state of Florida tax rate					0.00%		(22.60%)		0.00%
Effective tax rate	35.20%		32.70%		(12.90%)		(53.90%)		26.70%

[1]	Effect of state of Nevada tax represented the audit fee expenses in relation to IPO and operating costs incurred by the Company which is incorporated in the state of Nevada which is not subject to state income tax.
[2]	Effect of state of Nevada tax represented the audit fee expenses in relation to IPO incurred by the Company which is incorporated in the state of Nevada which is not subject to state income tax.